Pax Ellevate Global Women's Index Fund
Pax Ellevate Global Women's Index Fund Summary of Key Information
Investment Objectives

Pax Ellevate Global Women’s Index Fund (the “Fund”) seeks investment returns that closely correspond to or exceed the price and yield performance, before fees and expenses, of the Pax Global Women’s Leadership Index* (the “Index”), while maintaining risk characteristics that Pax Ellevate Management LLC (the “Adviser”) believes are generally similar to those of the Index.

*A custom index calculated by MSCI.

Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class or Individual Investor Class shares of the Fund.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Pax Ellevate Global Women's Index Fund		Institutional Class	Individual Investor Class
Management Fee	[1]	0.74%	0.74%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		none	none
Wire Charge on Redemptions	[2]	none	none
Total Annual Fund Operating Expenses		0.74%	0.99%
[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses. (For this purpose, the Adviser does not consider acquired fund fees and expenses to be operating costs and expenses of the Fund.)
[2]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class and Individual Investor Class shares of the Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Individual Investor Class shares of the Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods.  The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund’s operating expenses remain the same throughout those periods.  Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax Ellevate Global Women's Index Fund (USD $)	1 year	3 year	5 year	10 year
Institutional Class	76	237	411	918
Individual Investor Class	101	315	547	1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance.  For the fiscal year ending December 31, 2013, the Fund’s portfolio turnover rate was 28% of the average value of the portfolio.

Principal Investment Strategies

The Fund employs an index-based investment approach intended to closely correspond to or exceed the performance of the Index, while maintaining risk characteristics that the Adviser believes are generally similar to those of the Index. Under normal circumstances, the Fund invests more than 80% of its total assets in the component securities of the Index and in American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts representing the component securities of the Index, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Fund would normally invest at least 30% of its assets) in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.  The Fund’s investments in equity securities may include growth securities (shares in companies whose earnings are expected to grow more rapidly than the market), value securities (shares that the Adviser believes are trading at a lower price than their company’s intrinsic value) and companies of any size, including small- and medium-capitalization companies.  Because the Fund will normally adjust portfolio holdings in response to changes in the component securities of the Index, the Fund’s strategy may involve high portfolio turnover. The Fund generally invests in all of the components included in the Index, but may use a representative sampling strategy, or an optimized or enhanced strategy, to achieve its investment objective, weighting companies with more favorable characteristics with respect to women’s empowerment (e.g., number of women in executive positions or on the board of directors) more heavily than the Index, which uses market weights exclusively. As a result, the Fund may not always hold the same securities in the same proportions or weightings as the Index. The Fund also may invest up to 20% of its total assets in certain futures, options and swap contracts, cash and cash equivalents, and stocks not included in the Index, but which the Adviser believes will help the Fund to exceed the price and yield performance of the Index. Any investments in stocks or stock options not included in the Index will be evaluated by the Adviser for satisfaction of the Adviser’s ESG and gender criteria. See “Pax Gender and Sustainability Criteria” on page 16. Although the Fund will seek to maintain risk characteristics that the Adviser believes are generally similar to those of the Index, it is possible that the performance may not correlate with the performance of the Index.

The Index is a customized market-weighted index consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by Pax World Gender Analytics. In addition, the companies comprising the Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by MSCI ESG Research. As of March 31, 2014, the Index included companies with market capitalizations between approximately $772 million and $774.8 billion. The Fund generally invests in all of the companies included in the index but may use an optimized or enhanced strategy to achieve its investment objective, weighting companies with more favorable characteristics (e.g., number of women on the board of directors) more heavily, rather than using market weights exclusively. As a result, the Fund may not always hold the same securities, or may not hold such securities in the same proportions or weightings, as the Index. Although the Fund will seek to maintain risk characteristics that the Adviser believes are generally similar to those of the Index, it is possible that the Fund’s performance may not correlate with the performance of the Index.

The Adviser intends that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.  If the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments in the same industry or group of industries. As of the date of this prospectus, the Index is not concentrated in any industry or group of industries.

In connection with each annual re-constitution of the Index, Pax World Management LLC (“PWM”), the majority owner of the Adviser, provides MSCI with the names of the issuers to be included in the Index.  PWM and the Adviser have adopted policies and procedures designed to address conflicts of interest between PWM’s role in the creation and maintenance of the Index and the Adviser’s role in managing the Fund.  These policies and procedures prohibit the Fund’s portfolio managers, who are joint employees of PWM and the Adviser, from acquiring, for the Fund or their own account, securities under consideration for inclusion in the Index, and from selling, for the Fund or their own account, securities under consideration for removal from the Index, until MSCI has published the re-constituted Index.  As a result, the Fund will be unable to benefit from any advance knowledge by the Fund’s portfolio managers of changes to the composition of the Index.

The Fund’s investments in securities of non-U.S. issuers may include investments in emerging markets and generally will be diversified across multiple countries or geographic regions.

Principal Risks

Market Risk  Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

Management Risk At any time that the Fund employs a representative sampling strategy, or an optimized or enhanced strategy, investment decisions made by the Adviser and the Fund’s portfolio manager may cause the Fund to underperform the Index.

Equity Securities Risk  The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

Investment Approach Risk The Fund seeks investment returns that closely correspond to or exceed the performance of the Index. Accordingly, the Fund’s performance would likely be adversely affected by a decline in the Index.

Derivatives Risk  Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

Non-U.S. Securities Risk  Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

Turnover Risk  Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Small- and Medium-Sized Company Risk  Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

Concentration Risk  A fund that concentrates in a single industry or group of industries may be more susceptible to an economic, market, political or regulatory occurrence affecting that specific industry or group of industries. If the Index concentrates in an industry or group of industries, the Fund will concentrate in the same industry or group of industries.

Emerging Markets Risk  Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-U.S. securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

Currency Risk  The U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar.

Issuer Risk  The value of a security may fluctuate due to factors affecting only the entity that issued the security.

Non-Correlation Risk  The performance of the Fund and of the Index may vary somewhat for a variety of reasons, including the potential that the Fund may not always hold the same securities, or may not hold such securities in the same proportions or weightings, as the Index.  Although the Fund will seek to maintain risk characteristics that the Adviser believes are generally similar to those of the Index, it is possible that the Fund’s performance may not correlate with the performance of the Index.

As with all mutual funds, you may lose money by investing in the Fund.

The foregoing descriptions are only summaries. Please see “Risks” on page 13 for more detailed descriptions of the foregoing risks.

Performance Information

Calendar Year Total Returns The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year. All performance information shown for the Fund for periods prior to the date of this Prospectus is that of the Predecessor Fund. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available online at www.paxworld.com.

Individual Investor Class

Best quarter:	2nd quarter 2009, 17.02%
Worst quarter:	4th quarter 2008, -25.20%

Average Annual Total Returns

The performance table below presents the average annual total returns for Institutional Class and Individual Investor Class shares of the Fund. The performance table is intended to provide some indication of the risk of investing in the Fund by showing how the Fund’s average annual total returns compare with the returns of a broad-based securities market index over the periods shown. All performance information shown for the Fund for periods prior to the date of this Prospectus is that of the Predecessor Fund. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold shares of the Fund through tax-deferred arrangements (such as 401(k) plans or individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns Pax Ellevate Global Women's Index Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Individual Investor Class	[1][2]	24.56%	12.26%	3.65%
Institutional Class	[1][3]	24.88%	12.54%	3.86%
After Taxes Individual Investor Class	[1][2]	24.25%	12.08%	3.25%
After Taxes and Distributions Individual Investor Class	[1][2]	14.09%	9.82%	2.96%
Pax Global Women’s Leadership Index (reflects no deduction for fees, expenses or taxes)	[4][5]
MSCI World (Net) Index	[6][7]	26.68%	15.02%	6.98%
[1]	Pax World Global Women's Equality Fund, a series of Pax World Funds Series Trust I, acquired Women's Equity Fund, a series of Professionally Managed Portfolios ("Old Women's Equity Fund" ), on October 29, 2007. Performance information shown includes the performance of Retail Class shares of Old Women's Equity Fund for periods prior to October 29, 2007, which has not been adjusted to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund; if such expense adjustments were reflected, the returns would be higher than those shown. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[3]	Inception of Institutional Class shares is April 19, 2006. The performance information shown for Institutional Class shares includes the performance of the Retail Class shares of Old Women's Equity Fund shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares or to reflect any differences in expenses between Old Women's Equity Fund and the Global Women's Equality Fund. If such expense adjustments and allocable expenses were reflected, the returns would be higher than those shown.
[4]	A custom index calculated by MSCI.
[5]	The Index is a customized market-weighted index consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by Pax World Gender Analytics. In addition, the companies comprising the Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by MSCI ESG Research. No performance information is included here as the index is newly created.
[6]	The MSCI World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes.
[7]	Unlike the Pax Ellevate Global Women's Index Fund, the Pax Global Women's Leadership Index and the MSCI World (Net) Index are not an investments, are not professionally managed, have (with the exception of the Pax Global Women's Leadership Index) no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes. One cannot invest directly in an index